Commitments and Contingencies (Tables)	12 Months Ended
Jul. 01, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Operating
Future minimum lease payments under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at July 1, 2016 are as follows:

Fiscal Years	Lease Amounts
(in millions)
2017	$95
2018	79
2019	69
2020	27
2021	22
Thereafter	37
Future minimum payments	$329

Schedule of Product Warranty Liability
Changes in the warranty accrual for 2016, 2015 and 2014 were as follows:

	2016	2015	2014
	(in millions)
Warranty accrual, beginning of period	$221	$182	$187
Warranty liabilities assumed as a result of acquisitions	45	1	4
Charges to operations	162	187	170
Utilization	(178)	(190)	(207)
Changes in estimate related to pre-existing warranties	29	41	28
Warranty accrual, end of period	$279	$221	$182

Notes Receivable and Investments in Related Parties
The following table presents, as of July 1, 2016, the notes receivable from and equity investments in Flash Ventures assumed in connection with the Merger:

July 1, 2016
(in millions)
Notes receivable, Flash Partners	$65
Notes receivable, Flash Alliance	235
Notes receivable, Flash Forward	263
Investment in Flash Partners	202
Investment in Flash Alliance	306
Investment in Flash Forward	100
Total notes receivable and investments in Flash Ventures	$1,171

Schedule of Guarantor Obligations
The following table presents the Company’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent based upon the exchange rate at July 1, 2016:

	Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥118.0	$1,151

Remaining Guarantee Obligations
The following table details the breakdown of the Company’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the lease agreements, in annual installments as of July 1, 2016 in U.S. dollars based upon the Japanese yen to U.S. dollar exchange rate at July 1, 2016:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
Year 1	$287	$61	$348
Year 2	225	19	244
Year 3	186	48	234
Year 4	120	57	177
Year 5	43	105	148
Total guarantee obligations	$861	$290	$1,151